11. Segmented information (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Segmented information
Identifiable Assets	$ 56,886	$ 61,662
United States [Member]
Segmented information
Identifiable Assets	40,891	38,323
Canada [Member]
Segmented information
Identifiable Assets	15,133	22,501
Other [Member]
Segmented information
Identifiable Assets	$ 862	$ 838